Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Shareholders' Equity

Note 3: Shareholders’ Equity

On November 5, 2019, the Company was authorized to issue 1,000 shares of common stock, $0.01 par value. On November 5, 2019, the Company issued 100 common shares for $100. The common shares receivable is reflected as a reduction to shareholders’ equity.